INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Raw materials	$ 83,267	$ 129,004
Production supplies	129,065	128,229
Work in progress	64,449	69,760
Finished goods	460,419	532,200
Spare Parts	201,079	194,674
Total Inventories	$ 938,279	$ 1,053,867